Receivables and Payables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Receivables and Payables

Note 12 – Receivables and Payables

A.	Trade receivables:

	December 31
	2023	2022
	NIS in thousands
Open accounts *	65,820	34,841
Credit cards receivable	1,634	3,725
Provision for discount	(1,858)	(753)
Provision for doubtful debts	(5,185)	(894)
	60,411	36,919

*	For additional information, please see Note 13A(2) regarding factoring.

B.	Other receivables:

	December 31
	2023	2022
	NIS in thousands
Institutions (A)	61,325	6,384
Prepaid expenses	1,285	3,132
Prepayments to suppliers	29,464	1,212
Loans to non-related parties, net (B)	40,532	64,352
Receivables revenue	713	3,840
Loans to related parties	3,416	16,087
Others	4,381	2,368
	141,116	97,375

(A)	As of December 31, 2023, the Company received compensation from the Tax authorities due to Iron Swords in a total amount of NIS 31.1 million, of which NIS 31 million as an advance payment for the damage caused to the southern facility. As of April 30, 2024, the Company received compensation in the total amount of NIS 57.3 million. The balance as of December 31, 2023, contains an amount of NIS 56 million according to the additional compensation that the Company expects to receive from the Tax authorities, based on the Company’s estimate. As a result, the Company recorded other income in the amount of NIS 30 million and Cost of revenue in amount of NIS 57 million. See also note 1(B)2 and Note 19(D)A.

(B)	The balance as of December 31, 2023, is comprised mainly of debts and loans provided to non-related parties as part of mergers and acquisitions processes which did not materialize and were not completed, net of respective provision for impairment. Debts and loans of approximately NIS 43.5 million includes Better transaction (see Note 16(4)), SPAC transaction (see Note 1B(1)) and 3 additional transactions (uncompleted acquisition processes) which are in dispute. The Company examined the total debts and loans, including its collaterals, other guarantees and its legal stand and recorded a provision for an impairment in a total amount of NIS 12.2 million, see also other expenses in Note 19D.

Balance before provision for impairment	52,761
Provision for impairment	(12,229)
Balance after provision for impairment	40,532

C.	Other payables:

	December 31
	2023	2022
	NIS in thousands
Accrued expenses	6,386	3,857
Institutions	27,351	21,236
Payroll and related liabilities	6,113	6,732
Deferred revenues	-	8,060
Short term Lease liability	4,640	4,349
Advanced payments	-	66
Deferred consideration due to acquisitions	4,080	4,080
Contingent liability (Note 16)	6,123	-
Others	459	17
	55,152	48,397